Fair Value Measurements	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements

The Companies’ fair value measurements are made in accordance with the policies discussed in Note 2 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022. See Note 9 in this report for additional information about the Companies’ derivatives and hedge accounting activities.

The Companies enter into certain physical and financial forwards, futures and options, which are considered Level 3 as they have one or more inputs that are not observable and are significant to the valuation. The discounted cash flow method is used to value Level 3 physical and financial forwards and futures contracts. An option model is used to value Level 3 physical options. The discounted cash flow model for forwards and futures calculates mark-to-market valuations based on forward market prices, original transaction prices, volumes, risk-free rate of return and credit spreads. The option model calculates mark-to-market valuations using variations of the Black-Scholes option model. The inputs into the models are the forward market prices, implied price volatilities, risk-free rate of return, the option expiration dates, the option strike prices, the original sales prices and volumes. For Level 3 fair value measurements, certain forward market prices and implied price volatilities are considered unobservable.

The following table presents the Companies' quantitative information about Level 3 fair value measurements at March 31, 2023. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

				Dominion Energy			Virginia Power
	Valuation Techniques	Unobservable Input		Fair Value (millions)	Range	Weighted Average(1)	Fair Value (millions)	Range	Weighted Average(1)
Assets
Physical and financial forwards:
Natural gas(2)	Discounted cash flow	Market price (per Dth)	(3)	$6	(2)-5	—	$6	(2)-3	—
FTRs	Discounted cash flow	Market price (per MWh)	(3)	37	1-7	4	37	1-7	4
Electricity	Discounted cash flow	Market price (per MWh)	(3)	152	18-110	48	—	—	—
Physical options:
Natural gas(2)	Option model	Market price (per Dth)	(3)	16	1-10	4	16	1-10	4
		Price volatility	(4)		23%-74%	53%		23%-74%	53%
Total assets				$211			$59
Liabilities
Physical and financial forwards:
Natural gas(2)	Discounted cash flow	Market price (per Dth)	(3)	$3	(2)-3	(1)	$3	(2)-0	(1)
FTRs	Discounted cash flow	Market price (per MWh)	(3)	1	0-7	3	1	0-7	3
Electricity	Discounted cash flow	Market price (per MWh)	(3)	1	34-129	63	—	—	—
Total liabilities				$5			$4
(1)
Averages weighted by volume.
(2)
Includes basis.
(3)
Represents market prices beyond defined terms for Levels 1 and 2.
(4)
Represents volatilities unrepresented in published markets.

Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Nonrecurring Fair Value Measurements

See Note 10 for information regarding nonrecurring fair value measurements associated with Dominion Energy’s noncontrolling ownership interest in Dominion Privatization.

In the first quarter of 2023, Dominion Energy recorded a charge of $91 million ($68 million after-tax) in impairment of assets and other charges in its Consolidated Statements of Income to adjust a corporate office building down to its estimated fair value, using a market approach, of $35 million. The valuation is considered a Level 3 fair value measurement as it is based on unobservable inputs due to limited comparable market activity. The corporate office building is reflected in the Corporate and Other segment and presented as held for sale in Dominion Energy’s Consolidated Balance Sheets at March 31, 2023.

Recurring Fair Value Measurements

The following table presents the Companies' assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Dominion Energy				Virginia Power
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
March 31, 2023
Assets
Derivatives:
Commodity	$—	$237	$211	$448	$—	$83	$59	$142
Interest rate	—	748	—	748	—	90	—	90
Foreign currency exchange rate	—	1	—	1	—	1	—	1
Investments(1):
Equity securities:
U.S.	4,052	—	—	4,052	2,155	—	—	2,155
Fixed income:
Corporate debt instruments	—	544	—	544	—	329	—	329
Government securities	165	1,137	—	1,302	92	605	—	697
Cash equivalents and other	36	—	—	36	11	—	—	11
Total assets	$4,253	$2,667	$211	$7,131	$2,258	$1,108	$59	$3,425
Liabilities
Derivatives:
Commodity	$—	$388	$5	$393	$—	$177	$4	$181
Interest rate	—	403	—	403	—	62	—	62
Foreign currency exchange rate	—	93	—	93	—	93	—	93
Total liabilities	$—	$884	$5	$889	$—	$332	$4	$336
December 31, 2022
Assets
Derivatives:
Commodity	$—	$332	$437	$769	$—	$32	$236	$268
Interest rate	—	1,407	—	1,407	—	614	—	614
Investments(1):
Equity securities:
U.S.	3,810	—	—	3,810	2,028	—	—	2,028
Fixed income:
Corporate debt instruments	—	576	—	576	—	360	—	360
Government securities	161	1,059	—	1,220	90	542	—	632
Total assets	$3,971	$3,374	$437	$7,782	$2,118	$1,548	$236	$3,902
Liabilities
Derivatives:
Commodity	$—	$911	$15	$926	$—	$333	$15	$348
Interest rate	—	377	—	377	—	7	—	7
Foreign currency exchange rate	—	101	—	101	—	101	—	101
Total liabilities	$—	$1,389	$15	$1,404	$—	$441	$15	$456

(1)
Includes investments held in the nuclear decommissioning trusts and rabbi trusts. Excludes $381 million and $404 million of assets at Dominion Energy, inclusive of $152 million and $161 million at Virginia Power, at March 31, 2023 and December 31, 2022, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

The following table presents the net change in the Companies' assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Dominion Energy		Virginia Power
Three Months Ended March 31,	2023	2022	2023	2022
(millions)
Beginning balance	$422	$222	$221	$102
Total realized and unrealized gains (losses):
Included in earnings:
Electric fuel and other energy-related purchases	(51)	48	(52)	45
Included in regulatory assets/liabilities	(216)	(20)	(166)	(80)
Settlements	35	(48)	36	(45)
Purchases	16	—	16	—
Transfers out of Level 3	—	—	—	—
Ending balance	$206	$202	$55	$22

Dominion Energy had less than $1 million of unrealized gains and losses included in earnings in the Level 3 fair value category related to assets/liabilities still held at the reporting date for the three months ended March 31, 2023 and no such amounts for the three months ended March 31, 2022. Virginia Power had no such amounts for the three months ended March 31, 2023 and 2022.

Fair Value of Financial Instruments

Substantially all of the Companies’ financial instruments are recorded at fair value, with the exception of the instruments described below, which are reported at historical cost. Estimated fair values have been determined using available market information and valuation methodologies considered appropriate by management. The carrying amount of cash, restricted cash and equivalents, customer and other receivables, affiliated receivables, short-term debt, affiliated current borrowings, payables to affiliates and accounts payable are representative of fair value because of the short-term nature of these instruments. For the Companies' financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

	Dominion Energy		Virginia Power
	Carrying Amount	Estimated Fair Value(1)	Carrying Amount	Estimated Fair Value(1)
(millions)
March 31, 2023
Long-term debt(2)	$41,920	$39,771	$16,400	$15,314
Supplemental credit facility borrowings	900	900
Junior subordinated notes(2)	1,387	1,350
December 31, 2022
Long-term debt(2)	$39,680	$36,426	$15,616	$14,067
Supplemental credit facility borrowings	450	450
Junior subordinated notes(2)	1,387	1,340

(1)
Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issuances with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.
(2)
Carrying amount includes current portions included in securities due within one year and amounts which represent the unamortized debt issuance costs and discount or premium. Additionally, the Dominion Energy carrying amount includes portions classified as held for sale and presented in current liabilities held for sale and noncurrent liabilities held for sale.